Note 5 - Allowance for Loan Losses and Credit Quality Disclosure (Details) - Financing Receivable Credit Quality Indicators Consumer (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Consumer Credit Exposure	$ 362,549,473	$ 521,814,110	$ 475,431,771
Loans to Individuals [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Consumer Credit Exposure	9,847,383	9,454,288	12,141,782
Loans to Individuals [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Consumer Credit Exposure	0	189,097	77,858
Loans to Individuals [Member]
Financing Receivable, Recorded Investment [Line Items]
Consumer Credit Exposure	9,847,383	9,643,385	12,219,640
Other [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Consumer Credit Exposure	170,940	189,279	255,556
Other [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Consumer Credit Exposure	0	0	0
Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Consumer Credit Exposure	$ 170,940	$ 189,279	$ 255,556